Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Estimated Fair values of Assets Acquired and Liabilities Assumed

The following is a summary of the estimated fair values of the assets acquired and the liabilities assumed as of the acquisition date (dollars in thousands).

Assets:
Cash and cash equivalents	$59,887
Receivables	160,807
Inventory	129,932
Other current assets	61,594
Property, plant and equipment	1,602,860
Real estate and other investments	59,584
Intangible assets, other than goodwill	559,277
Other noncurrent assets	6,525
Goodwill	1,484,272
Total Assets	4,124,738
Liabilities:
Accounts payable and accrued expenses	297,404
Notes and contracts payable and capital leases	747,426
Deferred income tax liabilities	322,974
Total Liabilities	1,367,804
Total Consideration	$2,756,934

Pro Forma Financial Information

The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place as of January 1, 2013.

years ended December 31 (add 000)	2014	2013
Net Sales	$3,088,642	$2,638,682
Earnings from continuing operations attributable to controlling interest	$171,822	$39,164